Pension Plans and Other Postretirement Benefits (Notes)	12 Months Ended
Dec. 31, 2017
Pension [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Postretirement Benefits
Domestic Pension Plans
Most U.S. employees participate in the Company's U.S. defined benefit plan, with a pension formula based on years of service and final average earnings. The plan was frozen for salaried exempt employees in 2012. Effective December 31, 2013 the plan was frozen for non- grandfathered employees covered by a collective bargaining agreement negotiated in 2013. Effective December 31, 2014, benefits in the U.S. pension plan were frozen for all non-grandfathered employees covered by a collective bargaining agreement negotiated in 2014, and the plan was frozen to all new entrants.
Substantially all U.S. employees may also participate in the Company's defined contribution plan. Under this plan, eligible employees may invest a portion of their earnings on a before or after tax basis, with the Company matching between 50% of the first 7% of eligible earnings and 100% of the first 5% of eligible earnings. In conjunction with the freeze of the U.S. pension benefit, the Company enhanced its defined contribution plan for impacted employees by providing a Company match up to 5% of the eligible compensation. The Company also provides an annual retirement contribution to employees not eligible to earn pension benefits, which is a contribution ranging from 2% to 7% of eligible compensation that is deposited in the accounts of eligible employees each year based on years of service. Finally, the Company also instituted an achievement match for employees not eligible to earn pension benefits, which is an additional employer match up to 1.25% that will be deposited into the accounts of eligible employees each year if global incentive targets are achieved.
Foreign Pension Plans
Outside the U.S., the Company maintains its principal defined benefit pension plans in Germany, Japan, the Netherlands and Switzerland (collectively, Foreign or Foreign Pension Plans). The Company maintains additional defined benefit pension plans in various other locations.
The Company's defined benefit pension plans in Germany cover substantially all of its employees. These plans are not funded and benefits are paid directly by the Company to retirees. The benefit is based on a cumulative benefit earned over the employee’s service period. Benefits vest upon five years of service and the attainment of age 25.
The Company's defined benefit pension plan in Japan covers most employees, but was frozen to new entrants in 2012. The benefits of the Company's Japanese pension plan are based on years of service and the employee's three highest years of compensation during the last 10 years of employment. The pension plan assets are managed by a variety of Japanese financial institutions. Employees hired after 2012 are eligible for benefits under a defined contribution plan.
In Switzerland, the Company's defined benefit plan provides pension, death and disability benefits to substantially all employees. Benefits are based on participants' accumulated account balances plus an annuity conversion factor established by the Swiss government. The pension liability is administered through a collective foundation.
The Company also offers a defined benefit pension plan to its employees in the Netherlands. The plan has a career average formula and is funded through an insurance company. The Company's pension expense associated with contributions to these pension plans was less than $1 for the years ended December 31, 2017, 2016 and 2015.
Postretirement Plans
The Company's U.S. health and welfare plan provides post-retirement health and life insurance to retirees and their eligible dependents who meet certain eligibility requirements. The plan was closed on December 31, 2016 for salaried exempt and non-exempt employees who were not already retired.  Effective December 31, 2017 the plan was also closed to our largest collective bargaining groups, IUE/CWA union who were not already retired.  For eligible retirees in the closed groups, as of the closure date, the Company transferred participating retirees and eligible participating dependents to a Health Reimbursement Arrangement (“HRA”), and funds an HRA account for participants to utilize in purchasing coverage on the Healthcare Exchange. In connection with the HRA, the Company also modified the formula for calculating the amount of employer-paid life insurance. The Company funds retiree healthcare benefits on a pay-as-you-go basis, and retiree life insurance amounts are fully-insured. The Company uses a December 31 measurement date for this plan. The Company also provides non-pension postretirement benefit plans to certain Brazilian associates. The Brazilian plan became effective in 2012 as a result of a change in certain regulations, and provides retirees that contributed towards coverage while actively employed, with access to medical benefits, with the retiree being responsible for 100% of the premiums. In 2014, the plan was amended such that 100% of the premiums of active employees are paid by the Company.
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of period	$241	$207	$216	$184	$53	$1	$86	$—
Service cost	6	12	6	10	1	—	1	—
Interest cost	9	3	9	3	1	—	2	—
Actuarial (gains) losses	8	(2)	14	18	—	—	(1)	1
Foreign currency exchange rate changes	—	23	—	(3)	—	—	—	—
Benefits paid	(5)	(5)	(4)	(5)	(2)	—	(4)	—
Plan amendments	—	—	—	—	(18)	—	(31)	—
Other	—	3	—	—	—	—	—	—
Benefit obligation at end of period	259	241	241	207	35	1	53	1
Change in Plan Assets
Fair value of plan assets at beginning of period	122	35	114	34	—	—	—	—
Actual return on plan assets	19	3	7	—	—	—	—	—
Foreign currency exchange rate changes	—	2	—	—	—	—	—	—
Employer contributions	18	6	5	6	2	—	4	—
Benefits paid	(5)	(5)	(4)	(5)	(2)	—	(4)	—
Other	—	1	—	—	—	—	—	—
Fair value of plan assets at end of period	154	42	122	35	—	—	—	—
Funded status of the plan at end of period	$(105)	$(199)	$(119)	$(172)	$(35)	$(1)	$(53)	$(1)

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Other current liabilities	$(1)	$(2)	$(1)	$(2)	$(2)	$—	$(3)	$—
Long-term pension and post employment benefit obligations	(104)	(197)	(118)	(170)	(33)	(1)	(50)	(1)
Accumulated other comprehensive (income) loss	1	(1)	1	(1)	(30)	—	(17)	—
Net amounts recognized	$(104)	$(200)	$(118)	$(173)	$(65)	$(1)	$(70)	$(1)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial (gain) loss	$—	$—	$—	$—	$—	$—	$—	$—
Net prior service (benefit) cost	1	(1)	1	(1)	(41)	—	(28)	—
Deferred income taxes	—	—	—	—	11	—	11	—
Net amounts recognized	$1	$(1)	$1	$(1)	$(30)	$—	$(17)	$—
Accumulated benefit obligation	$251	$230	$227	$198
Accumulated benefit obligation for funded plans	(259)	(241)	(241)	(207)
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$259	$241	$241	$207
Aggregate accumulated benefit obligation	251	230	227	198
Aggregate fair value of plan assets	154	42	122	35
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$259	$241	$241	$207
Aggregate fair value of plan assets	154	42	122	35

The foreign currency impact reflected in these rollforward tables are primarily for changes in the euro versus the U.S. dollar.
Following are the components of net pension and postretirement expense recognized for the years ended December 31, 2017, 2016, and 2015, respectively:

	Pension Benefits
	U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$6	$6	$9
Interest cost on projected benefit obligation	9	9	9
Expected return on assets	(9)	(9)	(9)
Curtailment gain [1]	—	—	(3)
Recognized actuarial (gain) loss [2]	(2)	15	(8)
Amortization of net losses	—	—	—
Net expense	$4	$21	$(2)

	Pension Benefits
	Non-U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$12	$10	$10
Interest cost on projected benefit obligation	3	3	3
Expected return on assets	(1)	(1)	(1)
Recognized actuarial (gain) loss [2]	(3)	18	(1)
Amortization of net losses	—	—	—
Curtailment gain	—	—	—
Settlement loss	—	—	—
Net expense	$11	$30	$11

(1)
The curtailment gain recognized on pension benefits during the fiscal year ended December 31, 2015 relates to the re-measurement of the pension benefit obligation in conjunction with plan provision changes for non-exempt employees not subject to a collective bargaining agreement (“impacted employees”). The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

(2)
The actuarial loss (gain) recognized on pension benefits during the fiscal year ended December 31, 2017, December 31, 2016 and December 31, 2015 mainly relates to the increase/decrease in projected benefit obligation due to the decrease in discount rate as a result of the annual re-measurement. The Company recorded this gain in Selling, general and administrative expense in the Consolidated Statements of Operations.

	Non-Pension Postretirement Benefits
	U.S. Plans
	Year Ended December 31,
	2017	2016	2015
Service cost	$1	$1	$2
Interest cost on projected benefit obligation	1	2	4
Amortization of prior service benefit	(5)	(3)	—
Amortization of net gain	—	—	(4)
Net expense	$(3)	$—	$2

Expense related to non-U.S. non-pension postretirement benefits was less than $1 each for the years ended December 31, 2017, 2016, and 2015, respectively.

The following amounts were recognized in “Other comprehensive loss” during the period from January 1, 2017 through December 31, 2017:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial gains arising during the year	$(2)	$(3)	$—	$—	$(2)	$(3)
Prior service cost from plan amendments	—	—	(18)	—	(18)	—
Amortization of prior service (cost) benefit	—	—	5	—	5	—
Recognition of net actuarial gains	2	3	—	—	2	3
Gain recognized in other comprehensive loss	—	—	(13)	—	(13)	—
Deferred income taxes	—	—	—	—	—	—
Gain recognized in other comprehensive loss, net of tax	$—	$—	$(13)	$—	$(13)	$—

The following amounts were recognized in “Other comprehensive loss” during the period from January 1, 2016 through December 31, 2016:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$15	$18	$(1)	$1	$14	$19
Prior service cost from plan amendments	(1)	—	(30)	—	(31)	—
Amortization of prior service (cost) benefit	—	—	3	—	3	—
Amortization of net losses	(15)	(18)	1	(1)	(14)	(19)
Gain recognized in other comprehensive loss	(1)	—	(27)	—	(28)	—
Deferred income taxes	—	—	11	—	11	—
Gain recognized in other comprehensive loss, net of tax	$(1)	$—	$(16)	$—	$(17)	$—

The amounts in “Accumulated other comprehensive income” at December 31, 2017 that are expected to be recognized as components of net periodic benefit cost during the next fiscal year is approximately $5.
Determination of Actuarial Assumptions
The Company’s actuarial assumptions are determined based on the demographics of the population, target asset allocations for funded plans, regional economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets. For our European plans, these assumptions are set by country, as the plans within these countries have similar demographics, and are impacted by the same regional economic trends and statutory requirements.
The discount rates selected reflect the rate at which pension obligations could be effectively settled. The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds or the local equivalent with maturities consistent with the Company’s anticipated cash flow projections.
The expected rates of future compensation level increases are based on salary and wage trends in the chemical and other similar industries, as well as the Company’s specific long-term compensation targets by country. Input is obtained from the Company’s internal Human Resources group and from outside actuaries. These rates include components for wage rate inflation and merit increases.
The expected long-term rates of return on plan assets are determined based on the plans’ current and projected asset mix. To determine the expected overall long-term rate of return on assets, the Company takes into account the rates on long-term debt investments held within the portfolio, as well as expected trends in the equity markets, for plans including equity securities. Peer data and historical returns are reviewed and the Company consults with its actuaries, as well as the Plan’s investment advisors, to confirm that the Company’s assumptions are reasonable.
The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2017		2016		2017		2016
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.7%	1.6%	4.2%	1.5%	3.6%	9.9%	4.1%	11.2%
Rate of increase in future compensation levels	2.8%	2.8%	3.0%	2.9%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	6.3%	10%	6.8%	11.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	6.3%	4.5%	7.0%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2023	2026	2023	2024
The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2017, 2016, and 2015, respectively:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Discount rate	4.2%	4.5%	4.2%	1.8%	2.2%	1.9%
Rate of increase in future compensation levels	3.0%	3.3%	3.3%	3.1%	3.1%	2.9%
Expected long-term rate of return on plan assets	7.5%	7.5%	7.5%	2.1%	2.4%	1.9%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015
Discount rate	3.9%	4.4%	4.1%	11.2%	12.6%	11.3%
A one-percentage-point change in the assumed health care cost trend rates would change the projected benefit obligation for U.S. non-pension postretirement benefits by $1 and service cost and interest cost by a negligible amount. The impact on non-U.S. plans is negligible.
Pension Investment Policies and Strategies
The Company’s investment strategy for the assets of its North American defined benefit pension plans is to maximize the long-term return on plan assets using a mix of equities and fixed income investments with a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and expected timing of future cash flow requirements. The investment portfolio contains a diversified blend of equity and fixed-income investments. For U.S. plans, equity investments are also diversified across U.S. and international stocks, as well as growth, value and small and large capitalization investments. Investment risk and performance is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset and liability studies.
The Company periodically reviews its target allocation of North American plan assets among the various asset classes. The targeted allocations are based on anticipated asset performance, discussions with investment professionals and on the projected timing of future benefit payments.
The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target
	2017	2016
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	53%	53%	52%
Debt securities	34%	47%	33%
Alternative investments	13%	—%	15%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	26%	25%	21%
Debt securities	17%	20%	16%
Cash, short-term investments and other	57%	55%	63%
Total	100%	100%	100%

Fair Value of Plan Assets
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.

•
Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Fair Value Measurements Using
	2017				2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds(a)	$—	$38	$—	$38	$—	$30	$—	$30
Small/mid cap equity funds(a)	—	12	—	12	—	10	—	10
Other international equity(a)	—	32	—	32	—	24	—	24
Debt securities/fixed income(b)	—	52	—	52	—	58	—	58
Alternative investments(c)	—	—	20	20	—	—	—	—
Total	$—	$134	$20	$154	$—	$122	$—	$122
The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Fair Value Measurements Using
	2017				2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Other international equity(a)	$—	$11	$—	$11	$—	$9	$—	$9
Debt securities/fixed income(b)	—	7	—	7	—	7	—	7
Pooled insurance products with fixed income guarantee(a)	—	23	—	23	—	18	—	18
Cash, money market and other(d)	—	1	—	1	—	1	—	1
Total	$—	$42	$—	$42	$—	$35	$—	$35

(a)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.

(b)
Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.

(c)
Level 3 alternative investments comprising of structured credit investments and fund of funds that are valued at the net asset value (“NAV”) practical expedient to estimate fair value. The NAV is provided by the fund administrator or the investment manager and is based on the value of the underlying assets owned by the fund minus its liabilities.

(d)
Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.

Projections of Plan Contributions and Benefit Payments
The Company expects to make contributions totaling $15 to its defined benefit pension plans in 2018.
Estimated future plan benefit payments as of December 31, 2017 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2018	$7	$5	$3	$—
2019	7	6	3	—
2020	8	7	2	—
2021	9	7	2	—
2022	11	7	2	—
2023-2027	67	38	9	—